Legal contingencies (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Case
Legal contingencies [Line Items]
Number of claim	428
Claim amount	₩ 257,366	[1]
Payment Guarantee
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 10,767	[1]
Compensation for a loss
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 6,893	[1]
Confirm deposit accounts
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 5,575	[1]
Others
Legal contingencies [Line Items]
Number of claim	425
Claim amount	₩ 234,131	[1]

[1]	As of the December 31, 2019, the Group has recorded W8,789 million and W1,727 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.